Derivative financial instruments - Schedule of maturity profile of financing derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 368	£ 429
Derivative liabilities	(1,244)	(1,293)
Total	(876)	(864)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	333	363
Derivative liabilities	(1,126)	(1,119)
Total	(793)	(756)
Financing derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	18	100
Derivative liabilities	(249)	(93)
Total	(231)	7
Financing derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Derivative assets	315	263
Derivative liabilities	(877)	(1,026)
Total	(562)	(763)
Financing derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	6	13
Derivative liabilities	(80)	(100)
Total	(74)	(87)
Financing derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31	15
Derivative liabilities	(44)	(96)
Total	(13)	(81)
Financing derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	32	32
Derivative liabilities	(74)	(11)
Total	(42)	21
Financing derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	49	14
Derivative liabilities	(83)	(107)
Total	(34)	(93)
Financing derivatives | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	197	189
Derivative liabilities	(596)	(712)
Total	£ (399)	£ (523)